Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Thousands	Mar. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common stock, par value (in NIS per share)	$ 0.01	$ 0.01
Common stock, shares authorized	180,000	180,000
Common stock, shares issued	52,728	52,639
Common stock, shares outstanding	52,728	52,639